Stock-Based Compensation - Narrative (Details) - USD ($)							1 Months Ended	12 Months Ended
	Dec. 14, 2023	Sep. 29, 2023	Dec. 14, 2022	Nov. 10, 2022	Dec. 14, 2021	Oct. 31, 2014	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants (in shares)								6,200,660	1,270,925
Restricted stock units	$ 5,333		$ 5,333
Common stock issued in acquisition (in shares)				33,131
Total amount of unrecognized compensation cost								$ 3,955,054
Recognized weighted average period								7 years 2 months 8 days
Unvested restricted stock (service provider)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants (in shares)								5,000	0
Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants (in shares)								847,777	10,665
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, issued										364,879
Number of shares reserved for future grants (in shares)								487,672
2014 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants (in shares)								112,000	112,000
Option expiration period						10 years
Option fair value percentage						100.00%
Stock option processing percentage						10.00%
Stock option price value percentage						110.00%
Option price, exercisable period						5 years
Weighted-average fair value of stock options granted (in dollars per share)								$ 2.95	$ 10.00
Restricted stock units								$ 512,470	$ 466,263
2014 Plan | Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested period						1 year
2014 Plan | Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested period						4 years
2014 Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested percentage					33.00%
Vested period					3 years
Outside 2014 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants (in shares)								498,298	171,980
2022 Employee Stock Purchase Plan | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, issued								0
Percent discount							15.00%
Percent limit							15.00%
2014 Amended And Restated Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares reserved for future grants (in shares)		1,299,297
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)		1,846,883
2014 Amended And Restated Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future grants (in shares)								487,672	169,099